CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders' Equity [Abstract]
Shares issued for interest, One			$ 2
Shares issued for interest, Two			$ 4
Warrants issued, One			$ 2
Warrants issued, Two			$ 4.5
Exercise of Warrants		$ 2
Shares Issued for compensation, One		$ 2
Shares Issued for compensation, Two		$ 1.8
Shares issued for compensation, Three		$ 2.75
Warrants issued, Three		$ 2
Shares issued per share, net of costs	$ 2.50